Dec. 29, 2023
RUNNING OAK EFFICIENT GROWTH ETF
RUNNING OAK EFFICIENT GROWTH ETF
Investment Objective
The Running Oak Efficient Growth ETF (the “Fund”) seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Shareholder Fees (fees paid directly from your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.58%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.58%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses*	0.00%
Total Annual Fund Operating Expenses	0.58%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in the Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. The Fund recently commenced operations on June 7, 2023. During the most recent fiscal period ended August 31, 2023, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Principal Investment Strategies
The Fund is in an actively managed exchange-traded fund (“ETF”). Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in exchange-traded equity securities of large and mid-sized U.S. companies with market capitalizations of at least $5 billion. The Fund is roughly equally-weighted with 50-75 stocks typically held in the portfolio. The Fund limits exposure to any one industry at 15% of invested assets. The fund may invest up to 20% of net assets in non-U.S. companies. These non-U.S. company investments may include American Depositary Receipts (“ADRs”) and common stocks of non-U.S. issuers. The fund may also invest in companies of any market capitalization.

Running Oak Capital, LLC (“Running Oak” or the “Adviser”), the Fund’s investment advisor, uses the Efficient Growth investment discipline, which is a long-only blend of growth and value with a focus on downside volatility management, which means that the Adviser avoids selecting stocks of companies with characteristics that have historically been associated with greater than average downward movements. This includes companies with high debt-to-capitalization ratios, highly valued growth stocks and stocks with high sensitivity to equity market risks (“Downside Volatility Characteristics”). The Efficient Growth investment discipline employs a bottom-up approach based on the Adviser’s proprietary analytical framework that seeks to identify high-quality companies that exhibit the greatest combination of 1) earnings growth rates that are significantly higher than the average of the S&P 500 Index, 2) stocks priced with attractive valuations, and 3) avoidance of stocks that possess Downside Volatility Characteristics.

The Fund may maintain during a temporary period, which could be for a short period or a longer period lasting several years or more, of abnormal conditions, a significant portion of its total assets in cash and securities, generally considered to be cash and cash equivalents, including, but not limited to: high quality, U.S. short-term debt securities and money market instruments. The Adviser will invest in such short-term cash positions to the extent the Adviser is unable to find sufficient investments meeting its criteria and when the Adviser believes the purchase of additional equity securities would not further the investment objective of the Fund during such periods of time. Additionally, to respond to adverse market, economic, political or other conditions, which may persist for short or long periods of time, the Fund may invest up to 100% of its assets in the types of high quality, U.S. short-term debt securities and money market instruments described above.

If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate in the positive performance as much as it would have if it had been more fully invested in securities. In the aforementioned temporary defensive periods, the Adviser believes that an additional amount of liquidity in the Fund is desirable both to meet operating requirements and to take advantage of new investment opportunities. When the Fund holds a significant portion of assets in cash and cash equivalents, it may not meet its investment objective.

Principal Investment Risks
Performance
The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is available on the Fund’s website at www.runningoaketfs.com.

RUNNING OAK EFFICIENT GROWTH ETF | RUNNING OAK EFFICIENT GROWTH ETF

1 Year	3 Years
$59	$186